Cover	12 Months Ended
Jun. 30, 2024 shares
Document Information [Line Items]
Document Type	20-F/A
Amendment Flag	false
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Document Period End Date	Jun. 30, 2024
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2024
Current Fiscal Year End Date	--06-30
Entity File Number	001-40238
Entity Registrant Name	Santech Holdings Limited
Entity Central Index Key	0001785680
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	Level 15, AIA Central
Entity Address, Address Line Two	No.1 Connaught Road Central
Entity Address, City or Town	Central
Entity Address, Country	HK
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Document Accounting Standard	U.S. GAAP
Entity Shell Company	false
ICFR Auditor Attestation Flag	false
Document Financial Statement Error Correction [Flag]	false
Auditor Name	Audit Alliance LLP
Auditor Location	Singapore
Auditor Firm ID	3487
ADS
Document Information [Line Items]
Title of 12(b) Security	American depositary shares
Trading Symbol	STEC
Security Exchange Name	NASDAQ
Entity Common Stock, Shares Outstanding	8,250,000
Ordinary shares
Document Information [Line Items]
Title of 12(b) Security	Ordinary shares, par value US$0.0001 per share
No Trading Symbol Flag	true
Security Exchange Name	NASDAQ
Entity Common Stock, Shares Outstanding	47,750,000
Business Contact [Member]
Document Information [Line Items]
Entity Address, Address Line One	Level 15, AIA Central
Entity Address, Address Line Two	No. 1 Connaught Road Central
Entity Address, City or Town	Central
Entity Address, Country	HK
City Area Code	852
Local Phone Number	2593 9309
Contact Personnel Name	Lawrence Wai Lok
Contact Personnel Email Address	ir@santechholdings.com